REVERSE RECAPITALIZATION - Schedule of Number of Shares of Common Stock and Series A Preferred Stock Issued and Outstanding (Details) - shares	Jan. 31, 2023	Jan. 30, 2023
Common Stock [Member]
Business Acquisition [Line Items]
Total shares of Nuburu Common Stock outstanding immediately after the Business Combination	824,752
Common Stock [Member] | Originally Reported
Business Acquisition [Line Items]
Total shares of Nuburu Common Stock outstanding immediately after the Business Combination	32,990,092
Common Stock [Member] | Tailwind [Member]
Business Acquisition [Line Items]
Public shares		7,905
Sponsor shares		208,885
Total shares of Tailwind common stock outstanding immediately prior to the Business Combination		216,790
Less: forfeiture of the Tailwind Sponsor Class B Common Stock other than shares of Common Stock and 650,000 shares of Series A Preferred Stock	(180,135)
Common Stock [Member] | Tailwind [Member] | Originally Reported
Business Acquisition [Line Items]
Public shares		316,188
Total shares of Tailwind common stock outstanding immediately prior to the Business Combination		8,671,581
Common Stock [Member] | Legacy Nuburu's [Member]
Business Acquisition [Line Items]
Legacy Nuburu shares	783,098
Common Stock [Member] | Legacy Nuburu's [Member] | Originally Reported
Business Acquisition [Line Items]
Legacy Nuburu shares	31,323,904
Common Stock [Member] | Lincoln Park [Member]
Business Acquisition [Line Items]
Lincoln Park Commitment Shares	5,000
Common Stock [Member] | Lincoln Park [Member] | Originally Reported
Business Acquisition [Line Items]
Lincoln Park Commitment Shares	200,000
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Total shares of Nuburu Common Stock outstanding immediately after the Business Combination	2,843,453
Series A Preferred Stock [Member] | Tailwind [Member]
Business Acquisition [Line Items]
Public shares	316,188
Sponsor shares	650,000
Series A Preferred Stock [Member] | Legacy Nuburu's [Member]
Business Acquisition [Line Items]
Legacy Nuburu shares	1,377,265
Series A Preferred Stock [Member] | Anzu Partners [Member]
Business Acquisition [Line Items]
Anzu Warrant Shares	500,000
Series A Preferred Stock [Member] | Anzu Partners [Member] | Anzu Partners Services Agreement [Member]
Business Acquisition [Line Items]
Anzu Warrant Shares	500,000
Class B Common Stock [Member] | Tailwind [Member] | Originally Reported
Business Acquisition [Line Items]
Sponsor shares		8,355,393
Less: forfeiture of the Tailwind Sponsor Class B Common Stock other than shares of Common Stock and 650,000 shares of Series A Preferred Stock	(7,205,393)